Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, net of tax expense	$ 0.0	$ 1.3	$ 0.0	$ 3.2
Change in fair value of cash flow hedges, net of tax (recovery) and expense	0.4	2.2	0.5	7.0
Change in pension and other post-employment expense, net of tax recovery	$ (0.4)	$ (0.4)	$ (0.7)	$ (1.8)